UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  01/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
Shares			Value

	OPEN ENDED MUTUAL FUNDS - 58.1%
	ASSET ALLOCATION FUNDS - 13.0%
44,735	Calamos Growth and Income Fund		$ 921,092
20,977	CGM Focus Fund		524,853
84,805	Comstock Capital Value Fund		284,944
33,318	FPA Crescent Fund		648,373
155,141	Leuthold Asset Allocation Fund		1,121,666
42,833	Permanent Portfolio		1,352,243
			4,853,171

	DEBT FUNDS - 4.0%
15,303	Profunds Rising Rates Opportunity 10 ProFund		370,025
78,429	Rydex Series - Inverse Government Long Bond Strategy Fund *		1,115,254
			1,485,279

	CONTRARIAN - 4.1%
59,597	Grizzly Short Fund		551,867
139,581	Federated Prudent Bear Fund *		988,232
			1,540,099

	EMERGING MARKETS - 2.9%
27,400	Matthews China Fund		362,228
48,375	Matthews India Fund		364,751
77,678	T Rowe Price Africa & Middle East Fund		354,214
			1,081,193

	GROWTH - 7.4%
51,005	Hussman Strategic Growth Fund		625,324
57,065	Jensen Portfolio		1,034,587
45,552	Lateef Fund *		291,533
36,358	Nakoma Absolute Return Fund *		814,061
			2,765,505

	MARKET NEUTRAL - 9.4%
78,643	Calamos Market Neutral Income Fund		802,164
36,418	Caldwell & Orkin Market Opportunity Fund		745,468
64,349	Gabelli ABC Fund		590,080
59,662	Gateway Fund		1,386,537
			3,524,249

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)
Shares			Value
	SPECIALTY - 1.4%
25,436	Burnham Financial Industries Fund		$ 202,976
18,892	Cohen & Steers International Realty Fund Inc		138,665
21,272	Winslow Green Growth Fund *		183,364
			525,005

	VALUE - 15.9%
51,307	Ariel Appreciation Fund		992,787
109,159	Fairholme Fund		2,263,960
65,443	Federated Market Opportunity Fund		676,027
48,417	Greenspring Fund Incorporated		963,985
57,093	Professionally Managed Portfolios - The Osterweis Fund		1,050,515
			5,947,274

	TOTAL OPEN ENDED MUTUTAL FUNDS	( Cost - $22,488,921)	21,721,775

	EXCHANGE TRADED FUNDS - 1.6%
	COMMODITY FUND - 1.3%
4,300	iShares COMEX Gold Trust *		392,848
5,900	United States Natural Gas Fund LP *		106,967
			499,815
	INDEX FUND - 0.3%
1,400	ProShares Short QQQ		103,670

	TOTAL EXCHANGE TRADED FUNDS	( Cost - $622,544)	603,485

	SHORT-TERM INVESTMENTS - 29.9%
	MONEY MARKET FUND - 29.9%
11,166,292	Goldman Sachs Financial Square Funds - Government Fund, 0.37% **		11,166,292

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $11,166,292)	11,166,292

	TOTAL INVESTMENTS - 89.6%	( Cost - $34,277,757)	$ 33,491,552
	OTHER LIABILITIES & ASSETS - 10.4%		3,895,806
	NET ASSETS - 100%		$ 37,387,358

* Non-Income producing security.
** Variable rate security. Interest rate shown is as of January 31, 2009.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009 (Continued)

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 235,584
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(1,021,789)
Net unrealized depreciation			$ (786,205)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of January 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	22,325,260	$ -
Level 2 - Other Significant Observable Prices	11,166,292	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	33,491,552	$ -
* Other financial instruments include Short sales, futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/27/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/27/09